SHARE OPTION PLANS (Details Textual) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended								12 Months Ended
	Jan. 31, 2015 $ / shares shares	Dec. 22, 2014 USD ($) shares	Dec. 22, 2014 CNY (¥) shares	Jan. 31, 2014 $ / shares shares	Jan. 31, 2013 $ / shares shares	Jan. 31, 2012 $ / shares shares	Jan. 31, 2011 $ / shares shares	Jan. 31, 2010 $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2015 CNY (¥) shares	Sep. 30, 2014 CNY (¥) shares	Sep. 30, 2013 CNY (¥)	Apr. 22, 2010 shares	Nov. 08, 2005 shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term									2 years 4 months 24 days	2 years 4 months 24 days	2 years 9 months 18 days
Share-based compensation expense									$ 253	¥ 1,612	¥ 1,324	¥ 1,893
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition									3 months	3 months
Board of Directors Chairman [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross		75,000	75,000
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost		$ 100	¥ 616
Tranche 5 [Member]
Number of options granted									0	0	0
Exercise price (USD) | $ / shares									$ 12.23
Tranche 6 [Member]
Number of options granted									0	0	0
Exercise price (USD) | $ / shares									$ 10.84
Tranche 7 [Member]
Number of options granted									0	0	0
Exercise price (USD) | $ / shares									$ 2.55
Tranche 8 [Member]
Number of options granted											0
Exercise price (USD) | $ / shares									$ 1.44
Tranche 9 [Member]
Number of options granted											350,000
Exercise price (USD) | $ / shares									$ 1.27
Tranche 10 [Member]
Number of options granted									195,000	195,000	0
Exercise price (USD) | $ / shares									$ 1.48
2005 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized														1,500,000
2005 Performance Equity Plan [Member] | Tranche 5 [Member]
Number of options granted								125,000
Exercise price (USD) | $ / shares								$ 12.23
2005 Performance Equity Plan [Member] | Tranche 6 [Member]
Number of options granted							120,000
Exercise price (USD) | $ / shares							$ 10.84
2005 Performance Equity Plan [Member] | Tranche 7 [Member]
Number of options granted						365,000
Exercise price (USD) | $ / shares						$ 2.55
2005 Performance Equity Plan [Member] | Tranche 8 [Member]
Number of options granted					360,000
Exercise price (USD) | $ / shares					$ 1.44
2005 Performance Equity Plan [Member] | Tranche 9 [Member]
Number of options granted				350,000
Exercise price (USD) | $ / shares				$ 1.27
2005 Performance Equity Plan [Member] | Tranche 10 [Member]
Number of options granted	195,000
Exercise price (USD) | $ / shares	$ 1.48
2009 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized													1,500,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options | ¥										¥ 238
2014 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		5,000,000	5,000,000
Before Adjustment [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expiration Period									5 years	5 years
Before Adjustment [Member] | 2005 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant										120,000
Before Adjustment [Member] | 2009 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant										1,190,000	1,175,000
Before Adjustment [Member] | 2014 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant											195,000
After Adjustment [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expiration Period									5 years	5 years
Minimum [Member] | Before Adjustment [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									1 year	1 year
Minimum [Member] | After Adjustment [Member]
Exercise price (USD) | $ / shares									$ 1.27
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									1 year	1 year
Maximum [Member] | Before Adjustment [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									5 years	5 years
Maximum [Member] | After Adjustment [Member]
Exercise price (USD) | $ / shares									$ 12.23
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									5 years	5 years